FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08788
                                   ---------

                  Templeton Russia and East European Fund, Inc.
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

        500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
        ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
             -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/08
                          ----------


Item 1. Schedule of Investments.

Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2008

CONTENTS

Statement of Investments ................................................     3
Notes to Statement of Investments .......................................     5

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

                                                                     COUNTRY          SHARES            VALUE
                                                                  -------------   --------------   --------------
       COMMON STOCKS 85.2%
       COMMERCIAL BANKS 13.2%
       Sberbank RF ............................................      Russia           14,231,000   $   44,969,960
                                                                                                   --------------
       DIVERSIFIED FINANCIAL SERVICES 0.2%
(a, b) Alliance Bank JSC, GDR, 144A ...........................    Kazakhstan            158,000          810,540
                                                                                                   --------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 13.8%
       Sibirtelecom ...........................................      Russia          146,940,180       13,298,086
       Southern Telecommunications Co. ........................      Russia           63,812,635        9,699,521
       Uralsvyazinform ........................................      Russia           59,201,000        3,167,254
       VolgaTelecom ...........................................      Russia            3,681,235       17,301,804
       VolgaTelecom, ADR ......................................      Russia              407,000        3,825,800
                                                                                                   --------------
                                                                                                       47,292,465
                                                                                                   --------------
       ENERGY EQUIPMENT & SERVICES 6.1%
   (a) C.A.T oil AG ...........................................     Austria              528,000        7,449,244
(a, c) Integra Group Holdings, GDR, Reg S .....................      Russia              149,700        1,660,173
   (b) OAO TMK, 144A ..........................................      Russia              393,550        3,384,530
       OAO TMK, GDR ...........................................      Russia              210,000        8,261,400
                                                                                                   --------------
                                                                                                       20,755,347
                                                                                                   --------------
       FOOD PRODUCTS 2.9%
   (a) Cherkizovo Group OJSC, GDR .............................      Russia               65,000          978,250
   (a) Kernel Holding SA ......................................     Ukraine              362,000        6,251,337
(a, b) MHP SA, GDR, 144A ......................................     Ukraine              137,200        2,503,900
                                                                                                   --------------
                                                                                                        9,733,487
                                                                                                   --------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
   (a) TGC-5 JSC ..............................................      Russia          517,838,821          390,968
                                                                                                   --------------
       METALS & MINING 23.1%
   (a) Chelyabinsk Zinc Plant .................................      Russia              278,000        2,363,000
       Cherepovets Mk Severstal ...............................      Russia            1,284,770       33,789,451
       Mining and Metallurgical Co. Norilsk Nickel ............      Russia              158,300       39,891,600
   (a) South-Ural Nickel Factory ..............................      Russia                1,100        1,111,000
       Vsmpo-Avisma Corp. .....................................      Russia               11,730        1,930,465
                                                                                                   --------------
                                                                                                       79,085,516
                                                                                                   --------------
       OIL, GAS & CONSUMABLE FUELS 18.4%
       Gazprom ................................................      Russia              524,000        7,634,680
       Gazprom, ADR ...........................................      Russia              210,500       12,214,263
   (a) JSC Mashinostroitelniy Zavod ...........................      Russia                4,240        1,155,400
       LUKOIL, ADR ............................................      Russia              423,800       41,860,845
                                                                                                   --------------
                                                                                                       62,865,188
                                                                                                   --------------
       PHARMACEUTICALS 4.8%
       Egis Nyrt ..............................................     Hungary              132,771       13,414,756
   (a) Veropharm ..............................................      Russia               55,000        3,069,000
                                                                                                   --------------
                                                                                                       16,483,756
                                                                                                   --------------
       REAL ESTATE 0.8%
(a, b) KDD Group NV 144A ......................................     Ukraine              802,580        2,742,182
                                                                                                   --------------
       WIRELESS TELECOMMUNICATION SERVICES 1.8%
       Mobile TeleSystems .....................................      Russia              548,000        6,302,000
                                                                                                   --------------


                     Quarterly Statement of Investments | 3

Templeton Russia and East European Fund, Inc.

                                                                    COUNTRY           SHARES            VALUE
                                                                  -------------   --------------   --------------
       TOTAL COMMON STOCKS (COST $95,326,710) ................                                     $  291,431,409
                                                                                                   --------------
       SHORT TERM INVESTMENT (COST $43,057,919) 12.6%
       MONEY MARKET FUND 12.6%
   (d) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.17% ...................................    United States       43,057,919       43,057,919
                                                                                                   --------------
       TOTAL INVESTMENTS (COST $138,384,629) 97.8% ...........                                        334,489,328
       OTHER ASSETS, LESS LIABILITIES 2.2% ...................                                          7,482,542
                                                                                                   --------------
       NET ASSETS 100.0% .....................................                                     $  341,971,870
                                                                                                   ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2008, the aggregate value of these securities was $9,441,152, representing 2.76% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2008, the value of this security was $1,660,173, representing 0.49% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments


                     4 | Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Russia and East European Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                     Quarterly Statement of Investments | 5

Templeton Russia and East European Fund, Inc.

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $ 141,385,863
                                                 -------------
Unrealized appreciation ......................   $ 201,898,996
Unrealized depreciation ......................      (8,795,531)
                                                 -------------
Net unrealized appreciation (depreciation) ...   $ 193,103,465
                                                 =============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2008, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.


                     6 | Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 7


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Russia and East European Fund, Inc.




By /s/GALEN G. VETTER
  -----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date:  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/GALEN G. VETTER
  -----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date:  August 27, 2008




By /s/LAURA F. FERGERSON
  ----------------------------------
         Laura F. Fergerson
         Chief Financial Officer and
        Chief Accounting Officer
Date:  August 27, 2008